Other reserves (Tables)	12 Months Ended
Jun. 30, 2024
Notes and other explanatory information [abstract]
Schedule of changes in other reserves

(US dollars in thousands)	Preference shares 1	Shares pending issue	Capital raising costs 2	Equity incentive costs 3	Share awards issuance 3	Foreign exchange	Total
At June 30, 2021	3,270	20,466	(8,828)	1,422	(971)	(45)	15,314
Issuance of shares	-	(20,466)	-	-	-	-	(20,466)
Share issuance costs	-	-	(122)	1,452	(1,879)	-	(549)
Other movements	-	-	-	-	-	(283)	(283)
At June 30, 2022	3,270	-	(8,950)	2,874	(2,850)	(328)	(5,984)
Interest on equity instruments	198	-	-	-	-	-	198
Equity instruments payments	(149)	-	-	-		-	(149)
Capital raising costs	-	-	(446)	-	-	-	(446)
Equity incentives cost less shares issued	-	-	-	147	(154)	-	(7)
Other movements		-	-	-	-	(104)	(104)
At June 30, 2023	3,319	-	(9,396)	3,021	(3,004)	(432)	(6,492)
Interest on equity instruments	150	-	-	-	-	-	150
Capital raising costs	-	-	(207)	-	-	-	(207)
Equity incentives cost less shares issued	-	-	-	333	(92)	-	241
Other movements	-	-	-	-	-	7	7
At June 30, 2024	3,469	-	(9,603)	3,354	(3,096)	(425)	(6,301)

1	During the year, the Company accrued $0.15 million dividends on Aevitas preference shares.

2	The $0.2 million of transaction costs incurred in the year ended June 30, 2024 (year ended June 30, 2023: $0.4 million; year ended June 30, 2022: $0.1 million) relate primarily to capital raises on Nasdaq.

3	During the year ended June 30, 2024, $0.3 million was expensed towards share incentive awards to employees, directors, and consultants of the Company under the 2017 Omnibus Incentive Plan (year ended June 30, 2023: $0.1 million). Amounts are expensed at the award grant price over the vesting period, adjusted for actual quantities upon vesting. Of the expenses recorded, $0.3 million of shares were delivered to participants (year ended June 30, 2023: $0.1 million). During the years ended June 30, 2024 and June 30, 2023, the following awards under the Incentive Plan have been granted, and have vested or been forfeit:

Schedule of incentive plan
	Number of RSUs, PSUs and BSAs (thousands)	Weighted average grant date fair value $000
Outstanding at June 30, 2022	279	$471
Granted	912	303
Vested	(356)	(123)
Forfeit	(178)	(320)
Outstanding at June 30, 2023	657	$331
Granted	128	234
Vested/Settled	(150)	(248)
Reverse stock split impact	(591)	(298)
Forfeit	(11)	(3)
Outstanding at June 30, 2024	33	$16